Schedule of Estimated Aggregate Intangible Asset Amortization Expense (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
2027	$ 511,317
2028	511,317
2029	330,609
Intangible assets, net	$ 1,353,243	$ 901,035